Legal Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Legal Matters
13.	Legal Matters

The Company has been named as a defendant in two lawsuits alleging that the Company sent unsolicited fax advertisements to the named plaintiffs, as well as other persons and entities, in violation of the Telephone Consumer Protection Act of 1991, as amended by the Junk Fax Prevention Act of 2005 (“TCPA”). One lawsuit was initially filed in the United States District Court for the Central District of California on May 1, 2015, and subsequently refiled in the United States District Court for the Northern District of Illinois (the “ND IL”). The other lawsuit was filed in the ND IL on January 14, 2016. The two lawsuits were consolidated for discovery and pre-trial proceedings, and assigned to the same judge. Plaintiffs in both lawsuits seek certification of a class of plaintiffs comprised of persons and entities who allegedly received fax advertisements from the Company. Under the TCPA, recipients of unsolicited fax advertisements can seek damages of $500 per fax for inadvertent violations and up to $1,500 per fax for knowing and willful violations. Other reported TCPA lawsuits have resulted in a broad range of outcomes, with each case being dependent on its own unique set of facts and circumstances. In each lawsuit, the Company has vigorously contested class certification and denied that any violations occurred. On November 3, 2017, the ND IL granted a motion by the Company to deny class certification. The effect of the ruling prevents the formation of a class and limits the two plaintiffs to their individual claims. On November 17, 2017, plaintiffs filed a Petition for Permission to Appeal under Rule 23(f) of the Federal Rules of Civil Procedure (the “Petition”) with the United States Court of Appeals for the 7th Circuit (the “7th Circuit”). The 7th Circuit granted the Petition, and following briefing, the 7th Circuit heard oral argument on the appeal on April 10, 2018. The lawsuits are stayed until the 7th Circuit rules on the appeal.

Litigation of this kind is likely to lead to settlement negotiations, including negotiations prompted by pre-trial civil court procedures. Regardless of whether the lawsuits are resolved at trial or through settlement, the Company believes that a loss associated with resolution of the pending claims is probable. In 2016, the Company recorded a $4.0 million, pre-tax reserve within “Warehousing, marketing and administrative expenses” in the Condensed Consolidated Statement of Operations and during the three months ended March 31, 2017, the Company recorded an additional $6.0 million, pre-tax reserve to reflect events concerning mediation activities and settlement negotiations between the Company and the plaintiffs, for a total reserve of $10.0 million at March 31, 2017. The Company continues to evaluate its defenses based on its internal review and investigation of prior events, new information and future circumstances. Final disposition of the lawsuits, whether through settlement or through trial, may result in a loss materially in excess of the aggregate recorded amount. However, a range of reasonably possible excess losses is not estimable at this time.

In 2017, the Company was named in a class action lawsuit filed by a former employee in the Los Angeles Superior Court. During the second quarter of 2017, the Company reached an agreement on the general terms of a settlement to resolve this litigation. The parties have finalized a settlement agreement, which is now subject to court approval. A hearing on the parties’ Motion for Preliminary Approval is set for May 10, 2018. In consideration of the settlement, in the second quarter of 2017, the Company recorded a $3.0 million pre-tax reserve within “Warehousing, marketing and administrative expenses” in the Condensed Consolidated Statement of Operations.

The Company is also involved in other legal proceedings arising in the ordinary course of, or incidental to its business. The Company has established reserves, which are not material, for potential losses that are probable and reasonably estimable that may result from those proceedings. In many cases, however, it is difficult to determine whether a loss is probable or even possible or to estimate the amount or range of potential loss, particularly where proceedings may be in relatively early stages or where plaintiffs are seeking substantial or indeterminate damages. Matters frequently need to be more developed before a loss or range of loss can reasonably be estimated. The Company believes that such ordinary course legal proceedings will be resolved with no material adverse effect upon its financial condition, results of operations or cash flows.

18.  Legal Matters

The Company has been named as a defendant in two lawsuits alleging that the Company sent unsolicited fax advertisements to the named plaintiffs, as well as other persons and entities, in violation of the Telephone Consumer Protection Act of 1991, as amended by the Junk Fax Prevention Act of 2005 (“TCPA”). One lawsuit was initially filed in the United States District Court for the Central District of California on May 1, 2015, and subsequently refiled in the United States District Court for the Northern District of Illinois (the “ND IL”). The other lawsuit was filed in the ND IL on January 14, 2016. The two lawsuits were consolidated for discovery and pre-trial proceedings, and assigned to the same judge. Plaintiffs in both lawsuits seek certification of a class of plaintiffs comprised of persons and entities who allegedly received fax advertisements from the Company. Under the TCPA, recipients of unsolicited fax advertisements can seek damages of $500 per fax for inadvertent violations and up to $1,500 per fax for knowing and willful violations. Other reported TCPA lawsuits have resulted in a broad range of outcomes, with each case being dependent on its own unique set of facts and circumstances. In each lawsuit, the Company has vigorously contested class certification and denied that any violations occurred. On November 3, 2017, the ND IL granted a motion by the Company to deny class certification. The effect of the ruling prevents the formation of a class, and limits the two plaintiffs to their individual claims. On November 17, 2017, plaintiffs filed with the United States Court of Appeals for the 7thCircuit (the “7th Circuit”), a Petition for Permission to Appeal under Rule 23(f) of the Federal Rules of Civil Procedure (the “Petition”). The ND IL then stayed both lawsuits until February 21, 2018. On December 8, 2017, the 7th Circuit granted the Petition. The Company expects that the ND IL will extend the stay of the lawsuits until the 7th Circuit rules.

Litigation of this kind is likely to lead to settlement negotiations, including negotiations prompted by pre-trial civil court procedures. Regardless of whether the lawsuits are resolved at trial or through settlement, the Company believes that a loss associated with resolution of the pending claims is probable. As of the year ended December 31, 2016, the Company recorded a $4.0 million, pre-tax reserve within “warehousing, marketing and administrative expenses” in the consolidated statement of operations and during the three months ended March 31, 2017, the Company recorded an additional $6.0 million, pre-tax reserve to reflect events concerning mediation activities and settlement negotiations between the Company and the plaintiffs, for a total reserve of $10.0 million at December 31, 2017. The Company continues to evaluate its defenses based on its internal review and investigation of prior events, new information and future circumstances. Final disposition of the lawsuits, whether through settlement or through trial, may result in a loss materially in excess of the aggregate recorded amount. However, a range of reasonably possible excess losses is not estimable at this time.

As disclosed in the first quarter of 2017, the Company was named in a lawsuit filed by a former employee in the Los Angeles Superior Court. During the second quarter of 2017, the Company reached an agreement on the general terms of a settlement to resolve this litigation. The parties have finalized a settlement agreement, which is now subject to court approval. In consideration of the settlement, the Company recorded a $3.0 million pre-tax reserve within “warehousing, marketing and administrative expenses” in the consolidated statement of operations for 2017.

The Company is also involved in other legal proceedings arising in the ordinary course of, or incidental to its business. The Company has established reserves, which are not material, for potential losses that are probable and reasonably estimable that may result from those proceedings. In many cases, however, it is difficult to determine whether a loss is probable or even possible or to estimate the amount or range of potential loss, particularly where proceedings may be in relatively early stages or where plaintiffs are seeking substantial or indeterminate damages. Matters frequently need to be more developed before a loss or range of loss can reasonably be estimated. The Company believes that such ordinary course legal proceedings will be resolved with no material adverse effect upon its financial condition, results of operations or cash flows.